Taxes (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 316,105
Income taxes payable	203,494
Other taxes payable	9,351	594
Total taxes payable	528,950	594
Less: taxes payable - discontinued operations
Taxes payable - continuing operations	$ 528,950	$ 594